Other disclosures - Commitments - Other Guarantees and Security for Debt (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Additional information [abstract]
Other guarantees primarily relate to performance guarantees issued by Novo Nordisk	kr 906	kr 973